PROPERTY, PLANT, AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
6. PROPERTY, PLANT, AND EQUIPMENT, NET
Property, plant and equipment, net consisted of the following as of the dates presented (in millions):

	December 31,
	2020	2019
Land	$12.9	$16.0
Leasehold improvements	67.9	62.9
Buildings	55.8	71.9
Office equipment	33.3	27.2
Software	74.3	71.2
Machinery and equipment	230.7	236.4
Construction-in-progress	39.3	35.0
Property, plant and equipment	514.2	520.6
Accumulated depreciation	(277.1)	(281.6)
Property, plant, and equipment, net	$237.1	$239.0
Depreciation expense on property, plant and equipment was $32.2 million, $29.6 million and $25.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. During 2020, 2019 and 2018, the Company capitalized interest of approximately $0.5 million, $0.5 million and $0.8 million, respectively.